ACCOUNTS RECEIVABLE AND OTHER	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
ACCOUNTS RECEIVABLE AND OTHER	ACCOUNTS RECEIVABLE AND OTHER

AS AT DEC. 31 (MILLIONS)	Note	2023	2022
Accounts receivable	(a)	$14,879	$14,155
Prepaid expenses and other assets		11,363	10,557
Restricted cash	(b)	2,270	2,666
Total		$28,512	$27,378
The current and non-current balances of accounts receivable and other are as follows:

AS AT DEC. 31 (MILLIONS)	2023	2022
Current	$20,263	$19,489
Non-current	8,249	7,889
Total	$28,512	$27,378
a)    Accounts Receivable
Accounts receivable includes contract assets of $451 million (2022 – $703 million). Contract assets primarily relate to work-in-progress on our long-term construction services contracts for which customers have not yet been billed.
b)    Restricted Cash
Restricted cash primarily relates to the financing arrangements including defeasement of debt obligations, debt service accounts and deposits held by the company’s insurance operations across our segments.